Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventories [Line Items]
Opening Balance	R$ 208,091	R$ 97,934
(Provisions)/Reversals, net	16,193	141,635
Write-offs	19,204	31,478
Closing Balance	R$ 205,080	R$ 208,091